FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 12 – FAIR VALUE OF FINANCIAL INSTRUMENTS

As of March 31, 2025, the Company’s marketable securities consist of liquid funds, which have been classified as Level 1 of the fair value hierarchy because they have been valued using quoted prices in active markets. The Company’s cash and cash equivalents have also been classified as Level 1 on the same principle. Financial instruments are classified as current if they are expected to be liquidated within the next twelve months. The Company’s remaining investments have been classified as Level 3 instruments as there is little or no market data. Level 3 investments are valued using cost-method.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of March 31, 2025, and March 31, 2024, and indicates the fair value hierarchy of the valuation techniques the Company used to determine such fair value:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
March 31, 2025

Cash and cash equivalents:	1,518,963	-	-	1,518,963
Total cash and cash equivalents	1,518,963	-	-	1,518,963

Investments:
Marketable securities	-	-	-	-
Total Investment	-	-	-	-

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
March 31, 2024

Cash and cash equivalents:	175,041	-	-	175,041
Total cash and cash equivalents	175,041	-	-	175,041

Investments:
Marketable securities	13,944	-	-	13,944
Total Investment	13,944	-	-	13,944